Loss per share (Tables)	3 Months Ended
Jan. 31, 2022
Earnings per share [abstract]
Summary of earnings per share

	three months ended January 31,
	2022	2021
Net profit (loss)	$28,546,640	$(6,845,323)
Weighted average number of common shares	163,844,557	93,474,963
Effect of dilutive securities
Stock options	3,927,811	—
Restricted share units	929,982	—
Convertible debt	—	—
Warrants	2,182	—
Effect of dilutive securities	4,859,975	—
Dilutive number of shares	168,704,532	93,474,963

Basic earnings (loss) per share	$0.17	$(0.07)
Diluted earnings (loss) per share	$0.17	$(0.07)
The following table represents instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive for the periods presented:

	January 31,	January 31,
	2022	2021
Stock options	1,645,948	5,786,950
Convertible debt	7,627,816	—
	9,273,764	5,786,950